Concentration of Credit Risk (Tables)	12 Months Ended
Jun. 30, 2018
Risks and Uncertainties [Abstract]
Fair Value, Concentration of Risk [Table Text Block]
Details of major customers accounting for 10% or more of the Company’s sales or trade receivables are as follows:

	Sales		Trade receivables
	2018	2017	2018	2017
Customer A	6.99%	11.22%	8.82%	6.46%
Customer B	0.00%	4.13%	0.72%	24.36%
Customer C	0.00%	15.21%	0.04%	10.16%
Customer D	0.00%	5.83%	45.60%	31.08%
Customer E	8.91%	0.00%	0.00%	0.00%

Details of suppliers accounting for 10% or more of the Company’s purchases or trade payables are as follows:

	Purchases		Trade payables
	2018	2017	2018	2017
Supplier A	0.00%	33.77%	0.00%	0.00%
Supplier B	11.47%	37.93%	39.80%	10.35%
Supplier C	0.00%	0.00%	27.04%	53.03%
Supplier D	0.00%	21.09%	0.00%	0.00%
Supplier E	25.70%	0.00%	0.89%	0.00%
Supplier F	18.60%	0.00%	3.20%	0.00%